Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.1%)
U.S. Government Securities (9.6%)
	United States Treasury Note/Bond	0.250%	9/30/23	43,000	42,698
[1]	United States Treasury Note/Bond	0.250%	3/15/24	146,720	144,978
	United States Treasury Note/Bond	0.375%	4/15/24	65,000	64,340
	United States Treasury Note/Bond	0.250%	5/15/24	107,750	106,285
	United States Treasury Note/Bond	0.250%	6/15/24	485,350	478,221
	United States Treasury Note/Bond	0.375%	8/15/24	325,000	320,683
	United States Treasury Note/Bond	0.375%	9/15/24	83,000	81,820
	United States Treasury Note/Bond	0.625%	10/15/24	501,000	496,929
	United States Treasury Note/Bond	1.000%	12/15/24	68,000	68,064
	United States Treasury Note/Bond	0.250%	5/31/25	431,605	419,736
	United States Treasury Note/Bond	0.250%	7/31/25	523,245	507,466
	United States Treasury Note/Bond	0.250%	8/31/25	154,990	150,122
	United States Treasury Note/Bond	0.250%	10/31/25	601,000	580,810
	United States Treasury Note/Bond	0.375%	1/31/26	719,815	696,421
	United States Treasury Note/Bond	0.750%	8/31/26	36,770	35,943
	United States Treasury Note/Bond	0.875%	9/30/26	163,535	160,622
	United States Treasury Note/Bond	1.125%	10/31/26	39,830	39,569
[2]	United States Treasury Note/Bond	1.125%	2/15/31	680	660
	United States Treasury Note/Bond	1.250%	8/15/31	53,675	52,450
	United States Treasury Note/Bond	1.375%	11/15/31	139,275	137,447
	United States Treasury Note/Bond	1.750%	8/15/41	448,590	433,941
	United States Treasury Note/Bond	2.000%	11/15/41	1,124,175	1,134,890
	United States Treasury Note/Bond	1.875%	2/15/51	2,715	2,686
	United States Treasury Note/Bond	2.000%	8/15/51	131,920	134,476
	United States Treasury Note/Bond	1.875%	11/15/51	247,485	245,513
					6,536,770
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	29,713
Conventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	21,492	20,915
[3,4]	Fannie Mae Pool	3.070%	2/1/25	11,700	12,244
[3,4]	Freddie Mac Gold Pool	4.000%	7/1/33	3	3
[3]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	17	19
[3]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,516	1,697
[3,4]	UMBS Pool	2.500%	8/1/27–4/1/38	30,924	31,794
					66,672
Nonconventional Mortgage-Backed Securities (0.4%)
[3,4]	Fannie Mae REMICS	1.250%	2/25/28	11,439	11,441
[3,4]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	14,651	14,672
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	2,381	2,392
[3,4]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	7,581	7,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	23,800	24,668
[3,4]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	84,382	89,055
[3,4]	Fannie Mae REMICS	4.000%	5/25/31–7/25/53	8,447	8,833
[3,4]	Freddie Mac REMICS	1.500%	10/15/42	6,833	6,850
[3,4]	Freddie Mac REMICS	1.750%	3/15/41	6,968	6,985
[3,4]	Freddie Mac REMICS	2.000%	7/15/31–9/15/31	16,443	16,545
[3,4]	Freddie Mac REMICS	2.500%	9/15/32	1,545	1,565
[3,4]	Freddie Mac REMICS	3.000%	5/15/46	23,449	24,264
[3,4]	Freddie Mac REMICS	3.500%	3/15/31	1,902	2,002
[3,4]	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	35,760	37,794
[3]	Ginnie Mae	1.700%	10/20/45	3,040	3,060
[3]	Ginnie Mae	1.800%	5/20/41	609	609
					258,374
Total U.S. Government and Agency Obligations (Cost $6,970,087)					6,891,529
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
[3,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	11,016	9,869
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-A	0.880%	8/15/25	6,845	6,845
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	17,575	17,446
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	14,381	14,334
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	11,675	11,655
[3,5]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	43,062
[3,5]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	32,900	32,854
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	4,306	4,295
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	8,560	8,568
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	30,045	29,769
[3,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	3/25/49	1,321	1,323
[3,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	5,256	5,282
[3,5,6]	Apidos CLO XXXV Class A Series 2021-35A, 3M USD LIBOR + 1.050%	1.182%	4/20/34	22,200	22,138
[3,5,6]	Atlas Senior Loan Fund X Ltd. Class A Series 2018-10A, 3M USD LIBOR + 1.090%	1.216%	1/15/31	7,273	7,260
[3,5,6]	Atlas Senior Loan Fund X Ltd. Class A1L Series 2018-11A, 3M USD LIBOR + 1.100%	1.225%	7/26/31	10,000	9,997
[3,5,6]	Bain Capital Credit CLO Ltd. Class A Series 2021-3A, 3M USD LIBOR + 1.160%	1.346%	7/24/34	24,495	24,495
[3,5,6]	Barings CLO Ltd. Class B Series 2020-4A, 3M USD LIBOR + 1.550%	1.684%	1/20/32	13,000	12,945
[3,5,6]	Battalion CLO XX Ltd. Class B Series 2021-20A, 3M USD LIBOR + 1.750%	1.888%	7/15/34	28,350	28,350
[3,5,6]	BlueMountain CLO XXXI Ltd. Class A1 Series 2021-31A, 3M USD LIBOR + 1.150%	1.274%	4/19/34	30,000	29,940
[3,5,6]	BlueMountain CLO XXXI Ltd. Class B Series 2021-31A, 3M USD LIBOR + 1.700%	1.820%	4/19/34	11,850	11,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,6]	Bristol Park CLO LTD Class BR, Series 2016-1A, 3M USD LIBOR + 1.450%	1.576%	4/15/29	9,000	8,965
[3,5,6]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, 1M USD LIBOR + 0.700%	0.810%	9/15/36	28,565	28,472
[3,5,6]	BX Trust Class A Series 2021-ARIA, 1M USD LIBOR + 0.8991%	1.009%	10/15/36	14,465	14,437
[3,5,6]	BXHPP Trust Class A Series 2021-FILM, 1M USD LIBOR + 0.650%	0.760%	8/15/36	15,215	15,090
[3,5,6]	BXHPP Trust Class B Series 2021-FILM, 1M USD LIBOR + 0.900%	1.010%	8/15/36	3,140	3,104
[3,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	21,318	21,011
[3,5,6]	Cent CLO 21 Ltd. Class A1R3 Series 2014-21A, 3M USD LIBOR + 0.970%	1.105%	7/27/30	10,000	9,990
[3,5]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	25,292	24,883
[3,5]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	1/15/31	8,362	8,472
[3,5,6]	CIFC Funding 2021-III Ltd. Class B Series 2021-3A, 3M USD LIBOR + 1.700%	1.824%	7/15/36	6,500	6,477
[3,5,6]	CIFC Funding Ltd. Class A Series 2018-1A, 3M USD LIBOR + 1.000%	1.122%	4/18/31	12,000	11,990
[3,5,6]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	363	365
[3,5,6]	COLT Mortgage Loan Trust Class A1 Series 2020-1	2.488%	2/25/50	4,194	4,190
[3,5,6,7]	Columbia Cent CLO 27 Ltd. Class AR Series 2018-27A, 3M USD LIBOR + 1.190%	1.442%	1/25/35	16,365	16,365
[3,5,6]	Columbia Cent CLO 30 Ltd. Class B Series 2020-30A, 3M USD LIBOR + 1.750%	1.884%	1/20/34	15,805	15,816
[3,5,6]	Columbia Cent CLO 31 Ltd. Class A1 Series 2021-31A, 3M USD LIBOR + 1.200%	1.334%	4/20/34	27,105	27,118
[3]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	16,040	16,075
[3,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	13,226	13,741
[3,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	37,865	38,024
[3,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	31,328	32,020
[3,5,6]	Dryden 87 CLO Ltd. Class A1 Series 2021-87A, 3M USD LIBOR + 1.100%	1.260%	5/20/34	28,400	28,386
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2018-3	3.380%	5/20/24	21	21
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-1	2.980%	10/20/24	2,716	2,720
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	11,052	11,031
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	8,248	8,311
[3,4,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	6.003%	10/25/28	5,133	5,428
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	17,214
[3,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	67,440	65,879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,785	11,581
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	7,868
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	8,055
[3,5]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	36,315	35,904
[3,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	9,746	9,548
[3,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	10,034	9,823
[3,5,6]	LCM XXII Ltd. Class A2R Series 22A, 3M USD LIBOR + 1.450%	1.584%	10/20/28	12,700	12,651
[3,5,6]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	0.810%	3/15/38	9,885	9,811
[3,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	10,154	9,934
[3,5,6]	Madison Park Funding L Ltd. Class A Series 2021-50A, 3M USD LIBOR + 1.140%	1.264%	4/19/34	18,850	18,822
[3,5,6]	Madison Park Funding XI Ltd. Class BR2 Series 2013-11A, 3M USD LIBOR + 1.450%	1.574%	7/23/29	8,000	7,987
[3,5,6]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	1.074%	4/19/30	33,596	33,552
[3,5,6]	Madison Park Funding XXX Ltd. Class A Series 2018-30A, 3M USD LIBOR + 0.750%	0.876%	4/15/29	17,283	17,277
[3,5,6]	Magnetite VII Ltd. Class A1R2 Series 2012-7A, 3M USD LIBOR + 0.800%	0.926%	1/15/28	31,110	31,073
[3,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	5,119	5,030
[3,5,6]	Master Credit Card Trust II Class A Series 2018-1A, 1M USD LIBOR + 0.490%	0.593%	7/21/24	31,965	32,065
[3,5]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	36,145	36,165
[3,5,6]	Milos CLO Ltd. Class AR Series 2017-1A, 3M USD LIBOR + 1.070%	1.204%	10/20/30	33,000	32,992
[3,5]	MMAF Equipment Finance LLC Class A3 Series 2019-B	2.010%	12/12/24	26,615	26,882
[3,5]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	98,855	96,928
[3,5]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	10,153
[3,5,6]	Oaktree CLO Ltd. Class A1 Series 2021-1A, 3M USD LIBOR + 1.160%	1.284%	7/15/34	17,625	17,637
[3,5,6]	Octagon 54 Ltd. Class A1 Series 2021-1A, 3M USD LIBOR + 1.120%	1.253%	7/15/34	20,650	20,615
[3,5,6]	Octagon Investment Partners 51 Ltd. Class A Series 2021-1A, 3M USD LIBOR + 1.150%	1.282%	7/20/34	29,500	29,500
[3,5,6]	OHA Credit Funding 3 Ltd. Class AR Series 2019-3A, 3M USD LIBOR + 1.140%	1.272%	7/2/35	29,660	29,623
[3,5]	OneMain Direct Auto Receivables Trust Class A Series 2018-1A	3.430%	12/16/24	1,114	1,114
[3,5]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	29,755	29,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	OneMain Financial Issuance Trust Class A Series 2019-1A	3.480%	2/14/31	7,063	7,094
[3,5,6]	Regatta VI Funding Ltd. Class AR2 Series 2016-1A, 3M USD LIBOR + 1.160%	1.294%	4/20/34	44,300	44,256
[3,5,6]	Rockland Park CLO Ltd. Class A Series 2021-1A, 3M USD LIBOR + 1.120%	1.252%	4/20/34	34,600	34,582
[3,5,6]	Rockland Park CLO Ltd. Class B Series 2021-1A, 3M USD LIBOR + 1.650%	1.782%	4/20/34	18,725	18,751
[3,5,6]	RR 16 Ltd. Class A1 Series 2021-14A, 3M USD LIBOR + 1.120%	1.246%	4/15/36	26,855	26,829
[3,5,6]	RR 16 Ltd. Class A1 Series 2021-16A, 3M USD LIBOR + 1.110%	1.234%	7/15/36	26,720	26,675
[3,5,6]	RR 16 Ltd. Class A2 Series 2021-16A, 3M USD LIBOR + 1.650%	1.774%	7/15/36	25,000	25,078
[3,5,6]	RR 18 Ltd. Class A2 Series 2021-18A, 3M USD LIBOR + 1.600%	1.684%	10/15/34	19,985	19,955
[3,5]	Santander Retail Auto Lease Trust Class A3 Series 2019-B	2.300%	1/20/23	2,807	2,811
[3]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	31,729	32,758
[3,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	23,222
[3,5]	SoFi Consumer Loan Program Trust Class A Series 2020-1	2.020%	1/25/29	2,509	2,517
[3,5]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	19,446	19,105
[3,5,6]	Sound Point CLO XX Ltd. Class A Series 2018-2A, 3M USD LIBOR + 1.100%	1.225%	7/26/31	22,430	22,385
[3,5,6]	Sound Point CLO XXXI Ltd. Class B Series 2021-3A, 3M USD LIBOR + 1.650%	1.781%	10/25/34	10,935	10,861
[3,5]	START Ireland Class A Series 2019-1	4.089%	3/15/44	11,441	11,370
[3,5,6]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	1.077%	7/14/26	12,532	12,529
[3,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	40,120	39,328
[3,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,720	36,298
[3,5,6]	Towd Point Mortgage Trust Class A1 Series 2016-3	2.250%	4/25/56	82	82
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	10,211	10,405
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	47,695	47,062
[3,5]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	32,830	31,881
[3,5,6]	Venture 43 CLO Ltd. Class A1 Series 2021-43A, 3M USD LIBOR + 1.240%	1.364%	4/15/34	10,505	10,489
[3,5,6]	Voya CLO Ltd. Class AAR2 Series 2014-1A, 3M USD LIBOR + 0.990%	1.112%	4/18/31	16,596	16,587
[3,5,6]	Wellfleet CLO X LTD Class A2R Series 2019-XA, 3M USD LIBOR + 1.750%	1.882%	7/20/32	20,700	20,639
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,942,871)					1,933,322
Corporate Bonds (41.4%)
Communications (3.3%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	27,692
	America Movil SAB de CV	6.125%	3/30/40	10,010	13,849
	AT&T Inc.	2.750%	6/1/31	61,900	63,123
	AT&T Inc.	4.900%	6/15/42	15,834	19,011
	AT&T Inc.	4.300%	12/15/42	5,945	6,705
	AT&T Inc.	3.650%	6/1/51	6,086	6,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.500%	9/15/53	33,465	33,825
	AT&T Inc.	3.850%	6/1/60	17,664	18,450
	AT&T Inc.	3.500%	2/1/61	19,205	18,957
[5]	British Telecommunications plc	3.250%	11/8/29	20,435	20,901
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	7,635	7,570
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	7,635	7,255
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	23,930	23,219
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	3,820	4,562
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	3,208	3,715
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	4,171	4,676
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	18,670	18,047
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	17,885	16,872
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	14,925	15,437
	Comcast Corp.	3.375%	2/15/25	2,565	2,724
	Comcast Corp.	3.150%	3/1/26	15,280	16,297
	Comcast Corp.	4.250%	1/15/33	15,060	17,650
	Comcast Corp.	4.200%	8/15/34	25,155	29,605
	Comcast Corp.	4.400%	8/15/35	32,657	38,838
	Comcast Corp.	3.969%	11/1/47	40,576	46,464
	Comcast Corp.	4.000%	3/1/48	17,415	20,022
	Comcast Corp.	3.999%	11/1/49	26,848	31,112
[5]	Comcast Corp.	2.887%	11/1/51	37,513	36,292
	Comcast Corp.	2.450%	8/15/52	47,300	42,368
	Comcast Corp.	4.049%	11/1/52	19,891	23,374
[5]	Comcast Corp.	2.937%	11/1/56	144,696	137,830
[5]	Comcast Corp.	2.987%	11/1/63	109,670	104,235
[5]	Cox Communications Inc.	2.600%	6/15/31	12,960	12,963
[5]	Cox Communications Inc.	4.800%	2/1/35	58,525	68,986
[5]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,674	11,457
[5]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,168	23,702
	Discovery Communications LLC	3.950%	3/20/28	15,084	16,383
	Discovery Communications LLC	4.125%	5/15/29	4,406	4,860
	Discovery Communications LLC	3.625%	5/15/30	4,970	5,314
	Discovery Communications LLC	4.650%	5/15/50	22,143	26,056
	Discovery Communications LLC	4.000%	9/15/55	17,367	18,288
	NBCUniversal Media LLC	4.450%	1/15/43	6,495	7,826
[5]	NBN Co. Ltd.	1.625%	1/8/27	25,935	25,454
[5]	NBN Co. Ltd.	2.625%	5/5/31	25,102	25,228
[5]	NBN Co. Ltd.	2.500%	1/8/32	68,983	68,061
[5]	NTT Finance Corp.	1.162%	4/3/26	76,700	75,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	NTT Finance Corp.	2.065%	4/3/31	10,125	10,115
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	45,507
	Orange SA	9.000%	3/1/31	54,566	83,585
[5]	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,636
[5]	Sky Ltd.	3.750%	9/16/24	42,911	45,719
[3,5]	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	9/20/29	35,697	37,339
	Telefonica Emisiones SA	5.213%	3/8/47	23,755	29,481
	Telefonica Emisiones SA	5.520%	3/1/49	18,149	23,677
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,493
	T-Mobile USA Inc.	2.050%	2/15/28	37,480	37,278
	T-Mobile USA Inc.	3.875%	4/15/30	52,680	57,646
	T-Mobile USA Inc.	2.550%	2/15/31	5,105	5,081
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,953
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	19,416
	T-Mobile USA Inc.	4.500%	4/15/50	23,440	27,463
	T-Mobile USA Inc.	3.300%	2/15/51	20,490	20,004
	T-Mobile USA Inc.	3.600%	11/15/60	9,670	9,633
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,720	4,417
	Verizon Communications Inc.	4.329%	9/21/28	22,990	26,147
	Verizon Communications Inc.	4.812%	3/15/39	50,074	62,855
	Verizon Communications Inc.	4.750%	11/1/41	23,900	29,575
	Verizon Communications Inc.	2.987%	10/30/56	39,918	37,858
	ViacomCBS Inc.	3.700%	6/1/28	14,790	16,021
	Vodafone Group plc	5.000%	5/30/38	1,890	2,351
	Vodafone Group plc	5.250%	5/30/48	47,080	61,482
	Walt Disney Co.	2.000%	9/1/29	84,065	83,607
	Walt Disney Co.	2.650%	1/13/31	5,980	6,216
	Walt Disney Co.	6.200%	12/15/34	11,000	15,398
	Walt Disney Co.	3.500%	5/13/40	52,100	57,108
	Walt Disney Co.	2.750%	9/1/49	14,600	14,133
	Walt Disney Co.	3.600%	1/13/51	38,240	43,268
	Walt Disney Co.	3.800%	5/13/60	16,160	18,770
					2,218,960
Consumer Discretionary (1.8%)
	Amazon.com Inc.	2.800%	8/22/24	13,800	14,443
	Amazon.com Inc.	4.800%	12/5/34	55,880	71,402
	Amazon.com Inc.	4.950%	12/5/44	17,920	24,461
	Amazon.com Inc.	4.250%	8/22/57	32,790	42,058
	American Honda Finance Corp.	2.300%	9/9/26	17,135	17,698
	American Honda Finance Corp.	2.000%	3/24/28	34,925	35,331
[5]	BMW US Capital LLC	2.250%	9/15/23	93,000	94,942
[5]	BMW US Capital LLC	0.800%	4/1/24	25,960	25,786
[5]	BMW US Capital LLC	1.250%	8/12/26	28,890	28,449
[5]	Daimler Finance North America LLC	3.250%	8/1/24	3,970	4,158
[3]	Duke University	2.832%	10/1/55	9,635	9,978
	Emory University	2.143%	9/1/30	39,256	39,741
[5]	ERAC USA Finance LLC	3.300%	10/15/22	745	760
[5]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	5,569
[5]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	42,167
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	61,849
	George Washington University	3.545%	9/15/46	10,000	10,793
	Georgetown University	4.315%	4/1/49	5,155	6,409
	Georgetown University	2.943%	4/1/50	9,795	9,843
	Home Depot Inc.	3.900%	12/6/28	10,040	11,334
	Home Depot Inc.	3.300%	4/15/40	32,073	34,741
	Home Depot Inc.	4.400%	3/15/45	22,390	27,921
	Home Depot Inc.	4.250%	4/1/46	4,500	5,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.500%	12/6/48	12,020	15,583
[5]	Hyundai Capital America	0.800%	4/3/23	118,000	117,649
[5]	Hyundai Capital America	0.875%	6/14/24	30,300	29,820
[5]	Hyundai Capital America	1.650%	9/17/26	36,110	35,415
[3]	Johns Hopkins University	4.083%	7/1/53	7,145	9,449
[3]	Johns Hopkins University	2.813%	1/1/60	2,920	2,972
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	122,733
	Marriott International Inc.	2.300%	1/15/22	44,000	44,019
	McDonald's Corp.	3.250%	6/10/24	4,400	4,626
	McDonald's Corp.	4.875%	12/9/45	22,775	29,329
	McDonald's Corp.	3.625%	9/1/49	28,770	31,815
[3]	Northeastern University	2.894%	10/1/50	8,570	8,550
	Starbucks Corp.	4.500%	11/15/48	49,962	61,827
	Starbucks Corp.	3.350%	3/12/50	7,185	7,493
[3]	University of Chicago	2.761%	4/1/45	9,540	9,643
	VF Corp.	2.800%	4/23/27	23,720	24,821
	VF Corp.	2.950%	4/23/30	54,225	56,278
					1,237,387
Consumer Staples (1.5%)
	Altria Group Inc.	5.800%	2/14/39	18,180	21,886
	Altria Group Inc.	4.500%	5/2/43	5,615	5,855
	Altria Group Inc.	3.875%	9/16/46	22,625	21,929
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	18,675
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	73,320	92,872
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	20,744
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	45,298
	BAT Capital Corp.	3.557%	8/15/27	60,340	63,339
[5]	BAT International Finance plc	3.950%	6/15/25	15,000	15,976
[5]	Cargill Inc.	2.125%	4/23/30	10,230	10,137
[5]	Cargill Inc.	4.760%	11/23/45	57,879	76,351
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	24,863
[5]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	53,765	52,926
	Conagra Brands Inc.	4.600%	11/1/25	7,685	8,454
	Conagra Brands Inc.	1.375%	11/1/27	12,255	11,775
	Conagra Brands Inc.	5.300%	11/1/38	10,375	13,118
	Constellation Brands Inc.	3.750%	5/1/50	4,690	5,133
[5]	Danone SA	2.589%	11/2/23	10,000	10,254
[5]	Danone SA	2.947%	11/2/26	68,785	72,349
	Diageo Capital plc	2.625%	4/29/23	42,580	43,469
	Diageo Capital plc	2.375%	10/24/29	19,420	19,832
	Diageo Capital plc	2.000%	4/29/30	11,315	11,178
	Diageo Capital plc	2.125%	4/29/32	3,585	3,558
	Diageo Investment Corp.	2.875%	5/11/22	17,245	17,393
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	12,573
	Estee Lauder Cos. Inc.	2.600%	4/15/30	9,875	10,237
	Hormel Foods Corp.	1.700%	6/3/28	11,685	11,652
[5]	Imperial Brands Finance plc	3.750%	7/21/22	58,995	59,616
	Kroger Co.	3.850%	8/1/23	5,055	5,252
	McCormick & Co. Inc.	2.500%	4/15/30	6,060	6,126
	Molson Coors Beverage Co.	3.000%	7/15/26	57,600	60,438
	PepsiCo Inc.	2.375%	10/6/26	72,545	75,806
	Philip Morris International Inc.	4.500%	3/20/42	11,665	13,510
	Philip Morris International Inc.	3.875%	8/21/42	22,785	24,580
	Philip Morris International Inc.	4.875%	11/15/43	5,835	7,087
	Philip Morris International Inc.	4.250%	11/10/44	15,000	17,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	22,294
					1,013,658
Energy (2.1%)
	BP Capital Markets America Inc.	1.749%	8/10/30	16,205	15,611
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	16,717
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	31,445
	BP Capital Markets America Inc.	3.001%	3/17/52	44,330	43,458
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	20,431
	BP Capital Markets plc	2.500%	11/6/22	8,000	8,134
	BP Capital Markets plc	3.994%	9/26/23	13,130	13,822
	BP Capital Markets plc	3.814%	2/10/24	38,000	40,101
	BP Capital Markets plc	3.506%	3/17/25	41,710	44,439
	Chevron Corp.	3.191%	6/24/23	44,600	46,017
	ConocoPhillips	7.000%	3/30/29	11,500	14,791
	ConocoPhillips Co.	4.950%	3/15/26	12,710	14,367
[5]	Coterra Energy Inc.	4.375%	6/1/24	30,289	32,075
[5]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	20,135
[5]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	17,358
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	8,321
	Energy Transfer LP	5.350%	5/15/45	3,410	3,941
	Energy Transfer LP	5.300%	4/15/47	5,600	6,453
	Energy Transfer LP	5.400%	10/1/47	20,601	24,297
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	6,082
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	26,751
	Enterprise Products Operating LLC	3.700%	1/31/51	5,445	5,731
	Enterprise Products Operating LLC	3.300%	2/15/53	9,250	9,221
	Equinor ASA	2.450%	1/17/23	10,840	11,030
	Equinor ASA	2.650%	1/15/24	10,105	10,429
	Equinor ASA	3.700%	3/1/24	20,035	21,173
	Equinor ASA	3.250%	11/10/24	17,460	18,427
	Equinor ASA	2.875%	4/6/25	4,965	5,189
	Equinor ASA	3.125%	4/6/30	82,270	88,387
	Equinor ASA	2.375%	5/22/30	15,795	16,076
	Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,937
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,763
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	36,286
	Exxon Mobil Corp.	2.440%	8/16/29	24,070	24,690
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	38,304
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	12,683
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	50,945	50,007
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	38,947	38,788
[5]	Qatar Energy	2.250%	7/12/31	32,240	31,942
[5]	Qatar Energy	3.125%	7/12/41	23,670	23,937
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	29,805
[5]	Schlumberger Holdings Corp.	4.000%	12/21/25	21,010	22,665
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	27,822
[5]	Schlumberger Investment SA	2.400%	8/1/22	20,765	20,898
	Shell International Finance BV	3.250%	5/11/25	28,680	30,558
	Shell International Finance BV	4.125%	5/11/35	40,575	47,461
	Shell International Finance BV	5.500%	3/25/40	10,795	14,653
	Shell International Finance BV	4.375%	5/11/45	95,725	116,651
	Shell International Finance BV	3.000%	11/26/51	51,310	52,119
	Suncor Energy Inc.	5.950%	12/1/34	13,000	16,796
	Total Capital International SA	2.700%	1/25/23	32,714	33,427
	Total Capital International SA	3.750%	4/10/24	50,000	53,076
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	64,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	16,291
					1,462,741
Financials (16.2%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	14,995	15,220
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	11,745	11,978
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	5,935	6,040
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	7,120	7,390
[5]	AIA Group Ltd.	3.600%	4/9/29	49,000	53,583
[5]	AIA Group Ltd.	3.375%	4/7/30	12,795	13,831
	American Express Credit Corp.	2.700%	3/3/22	83,055	83,202
	American International Group Inc.	3.750%	7/10/25	9,640	10,337
	American International Group Inc.	4.250%	3/15/29	33,365	38,102
	American International Group Inc.	4.700%	7/10/35	2,550	3,047
	American International Group Inc.	6.250%	5/1/36	8,338	11,557
	American International Group Inc.	4.500%	7/16/44	22,339	27,533
	American International Group Inc.	4.800%	7/10/45	7,655	9,711
	American International Group Inc.	4.750%	4/1/48	16,670	21,366
	American International Group Inc.	4.375%	6/30/50	10,205	12,709
	American International Group Inc.	4.375%	1/15/55	5,100	6,276
[5]	Athene Global Funding	1.000%	4/16/24	23,855	23,685
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	23,805	22,853
	Banco Santander SA	3.125%	2/23/23	28,600	29,281
	Banco Santander SA	3.848%	4/12/23	17,000	17,596
	Banco Santander SA	1.849%	3/25/26	48,600	48,325
	Banco Santander SA	2.749%	12/3/30	16,800	16,430
	Banco Santander SA	2.958%	3/25/31	9,800	9,995
	Bank of America Corp.	4.000%	1/22/25	26,225	28,044
	Bank of America Corp.	3.559%	4/23/27	54,370	58,176
	Bank of America Corp.	3.593%	7/21/28	37,995	40,895
	Bank of America Corp.	3.419%	12/20/28	48,603	51,940
	Bank of America Corp.	4.271%	7/23/29	72,640	80,978
	Bank of America Corp.	3.974%	2/7/30	69,430	76,576
	Bank of America Corp.	3.194%	7/23/30	33,250	35,062
	Bank of America Corp.	2.496%	2/13/31	99,085	99,444
	Bank of America Corp.	2.687%	4/22/32	65,125	66,151
	Bank of America Corp.	2.572%	10/20/32	21,500	21,604
	Bank of America Corp.	6.110%	1/29/37	30,000	40,380
	Bank of America Corp.	5.875%	2/7/42	8,770	12,423
	Bank of America Corp.	3.311%	4/22/42	30,000	31,526
	Bank of America Corp.	5.000%	1/21/44	24,180	31,775
	Bank of America Corp.	3.946%	1/23/49	5,290	6,172
	Bank of America Corp.	4.330%	3/15/50	59,475	73,627
	Bank of America Corp.	2.972%	7/21/52	29,030	29,153
[5]	Bank of Montreal	2.500%	1/11/22	122,300	122,354
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	33,413
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	23,857
[6]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.179%	10/30/23	43,060	43,364
	Bank of Nova Scotia	2.700%	8/3/26	60,225	62,846
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	33,458
	Barclays plc	3.932%	5/7/25	52,770	55,542
	Barclays plc	2.667%	3/10/32	52,470	52,046
	Barclays plc	2.894%	11/24/32	42,750	42,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	3.330%	11/24/42	16,060	16,310
[6]	Barclays plc, 3M USD LIBOR + 1.380%	1.535%	5/16/24	36,710	37,160
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	25,260
[5]	BNP Paribas SA	2.950%	5/23/22	4,365	4,406
	BNP Paribas SA	3.250%	3/3/23	4,190	4,314
[5]	BNP Paribas SA	3.800%	1/10/24	56,070	58,868
[5]	BNP Paribas SA	3.375%	1/9/25	61,070	64,210
[5]	BNP Paribas SA	2.819%	11/19/25	44,480	45,778
[5]	BNP Paribas SA	1.323%	1/13/27	20,420	19,868
[5]	BNP Paribas SA	3.500%	11/16/27	74,220	79,434
[5]	BNP Paribas SA	2.159%	9/15/29	30,900	30,270
[5]	BNP Paribas SA	2.871%	4/19/32	23,320	23,626
[5]	BPCE SA	5.700%	10/22/23	10,670	11,470
	BPCE SA	4.000%	4/15/24	25,885	27,558
[5]	BPCE SA	5.150%	7/21/24	37,185	40,266
[5]	BPCE SA	2.045%	10/19/27	24,910	24,697
[5]	BPCE SA	3.500%	10/23/27	64,900	68,658
[5]	BPCE SA	2.700%	10/1/29	48,550	49,858
[5]	Brighthouse Financial Global Funding	1.000%	4/12/24	4,600	4,564
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	36,560
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	26,792
[5]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	35,110	34,663
[6]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.931%	6/16/22	57,790	57,954
	Capital One Financial Corp.	3.750%	4/24/24	60,945	64,269
	Capital One Financial Corp.	3.200%	2/5/25	9,055	9,510
	Charles Schwab Corp.	0.750%	3/18/24	58,465	58,202
	Charles Schwab Corp.	3.200%	3/2/27	19,790	21,184
	Charles Schwab Corp.	2.000%	3/20/28	45,325	45,869
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	21,466
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	13,188
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	30,813
	Citigroup Inc.	0.981%	5/1/25	52,610	52,232
	Citigroup Inc.	1.462%	6/9/27	105,990	104,056
	Citigroup Inc.	4.125%	7/25/28	45,085	49,555
	Citigroup Inc.	3.520%	10/27/28	72,260	77,484
	Citigroup Inc.	6.625%	6/15/32	9,000	11,934
	Citigroup Inc.	2.520%	11/3/32	25,345	25,354
	Citigroup Inc.	3.878%	1/24/39	37,225	42,220
	Citigroup Inc.	5.875%	1/30/42	7,460	10,550
	Citigroup Inc.	2.904%	11/3/42	19,070	18,848
	Citigroup Inc.	5.300%	5/6/44	12,142	15,880
	Comerica Bank	2.500%	7/23/24	26,085	26,946
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	79,335	78,036
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	48,629
[5]	Credit Agricole SA	3.750%	4/24/23	31,690	32,852
[5]	Credit Agricole SA	3.250%	10/4/24	79,590	83,581
	Credit Suisse AG	3.625%	9/9/24	3,955	4,195
[5]	Credit Suisse Group AG	3.574%	1/9/23	40,835	40,852
[5]	Credit Suisse Group AG	4.207%	6/12/24	12,285	12,792
	Credit Suisse Group AG	3.750%	3/26/25	57,400	60,970
[5]	Credit Suisse Group AG	2.593%	9/11/25	33,940	34,644
[5]	Credit Suisse Group AG	1.305%	2/2/27	35,345	34,164
[5]	Credit Suisse Group AG	3.869%	1/12/29	11,050	11,826
[5]	Credit Suisse Group AG	3.091%	5/14/32	41,460	42,148
[5,6]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.441%	6/12/24	24,825	25,107
[5]	Danske Bank A/S	5.000%	1/12/22	20,770	20,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Danske Bank A/S	3.875%	9/12/23	45,515	47,421
[5]	Danske Bank A/S	5.375%	1/12/24	57,035	61,418
[5]	Danske Bank A/S	1.621%	9/11/26	30,135	29,746
[5]	Danske Bank A/S	1.549%	9/10/27	55,390	54,082
[5]	DNB Bank ASA	1.535%	5/25/27	51,450	50,705
[5]	DNB Bank ASA	1.605%	3/30/28	45,295	44,270
[5]	DNB Boligkreditt A/S	2.500%	3/28/22	24,355	24,478
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	15,132
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	26,296
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	32,599
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	29,768
	Fifth Third Bancorp	2.550%	5/5/27	9,850	10,183
	Fifth Third Bank NA	3.850%	3/15/26	29,295	31,635
[5]	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,641
[5]	GA Global Funding Trust	1.000%	4/8/24	36,170	35,862
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	67,297
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,939
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	17,573
	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	46,427
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	14,185
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	51,188
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	39,325
	Goldman Sachs Group Inc.	1.431%	3/9/27	76,670	75,094
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	42,422
	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	15,676
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	79,188
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	61,108
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,710	21,677
	Goldman Sachs Group Inc.	2.615%	4/22/32	39,650	39,852
	Goldman Sachs Group Inc.	2.383%	7/21/32	35,765	35,218
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	24,672
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	30,067
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	25,381
[5]	Guardian Life Global Funding	1.250%	5/13/26	7,235	7,141
	HSBC Holdings plc	3.262%	3/13/23	25,625	25,743
	HSBC Holdings plc	3.600%	5/25/23	56,130	58,222
	HSBC Holdings plc	0.976%	5/24/25	19,405	19,169
	HSBC Holdings plc	3.900%	5/25/26	7,915	8,550
	HSBC Holdings plc	1.589%	5/24/27	27,800	27,163
	HSBC Holdings plc	2.251%	11/22/27	48,835	48,990
	HSBC Holdings plc	4.041%	3/13/28	27,520	29,749
	HSBC Holdings plc	4.583%	6/19/29	40,190	45,026
	HSBC Holdings plc	2.206%	8/17/29	32,365	31,747
	HSBC Holdings plc	2.357%	8/18/31	62,305	60,870
	HSBC Holdings plc	7.625%	5/17/32	15,800	21,808
	HSBC Holdings plc	2.804%	5/24/32	54,790	55,058
	HSBC Holdings plc	2.871%	11/22/32	16,015	16,161
	HSBC Holdings plc	6.500%	5/2/36	22,000	29,924
	HSBC Holdings plc	6.100%	1/14/42	43,680	62,558
	HSBC Holdings plc	5.250%	3/14/44	5,795	7,549
[6]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.160%	5/18/24	26,495	26,732
	HSBC USA Inc.	3.500%	6/23/24	18,355	19,326
	ING Groep NV	3.150%	3/29/22	13,170	13,255
	ING Groep NV	3.950%	3/29/27	33,605	36,838
	ING Groep NV	1.726%	4/1/27	33,125	32,904
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	5,927
	Intercontinental Exchange Inc.	3.000%	6/15/50	30,645	30,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	27,381
[5]	JAB Holdings BV	2.200%	11/23/30	10,375	10,159
[5]	JAB Holdings BV	3.750%	5/28/51	20,355	22,315
[5]	Jackson National Life Global Funding	3.250%	1/30/24	48,955	51,014
	JPMorgan Chase & Co.	3.375%	5/1/23	20,345	20,996
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,856
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	12,508
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	30,123
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	28,516
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	79,213
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	26,915
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	10,388
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	14,409
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	45,394
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	20,660
	JPMorgan Chase & Co.	1.953%	2/4/32	37,965	36,557
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	22,451
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	39,459
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	97,153
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	22,081
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	20,242
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	18,775
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	15,666
	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	187,320
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	39,838
[5]	Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,724
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	10,613
[5]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	25,879
	Loews Corp.	2.625%	5/15/23	14,100	14,391
[5]	LSEGA Financing plc	1.375%	4/6/26	97,795	95,781
[5]	LSEGA Financing plc	2.000%	4/6/28	63,125	62,271
[5]	LSEGA Financing plc	2.500%	4/6/31	38,890	39,098
[5]	Macquarie Group Ltd.	4.150%	3/27/24	50,725	52,555
[5]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	41,518
[5]	Macquarie Group Ltd.	2.871%	1/14/33	59,070	58,873
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	20,989
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	25,269
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,400	14,007
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	18,274
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	19,206
	MetLife Inc.	3.600%	4/10/24	28,000	29,617
	MetLife Inc.	4.125%	8/13/42	5,300	6,272
	MetLife Inc.	4.875%	11/13/43	17,500	22,808
[5]	Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	14,091
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	32,340
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	46,004
[5]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	30,318
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	64,285	65,011
	Morgan Stanley	3.750%	2/25/23	23,000	23,795
	Morgan Stanley	3.875%	4/29/24	22,050	23,395
	Morgan Stanley	0.790%	5/30/25	51,000	50,327
	Morgan Stanley	2.720%	7/22/25	51,520	53,107
	Morgan Stanley	4.000%	7/23/25	20,805	22,566
	Morgan Stanley	3.125%	7/27/26	36,950	39,172
	Morgan Stanley	4.350%	9/8/26	15,000	16,614
	Morgan Stanley	3.625%	1/20/27	31,000	33,641
	Morgan Stanley	3.772%	1/24/29	56,830	61,879
	Morgan Stanley	2.699%	1/22/31	72,345	74,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	7.250%	4/1/32	51,100	73,293
	Morgan Stanley	2.239%	7/21/32	52,315	51,255
	Morgan Stanley	2.511%	10/20/32	74,705	74,633
	Morgan Stanley	2.484%	9/16/36	44,475	42,810
	Morgan Stanley	4.300%	1/27/45	24,705	30,369
	Nasdaq Inc.	3.250%	4/28/50	4,850	4,938
[5]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	80,379
[5]	National Australia Bank Ltd.	2.990%	5/21/31	55,019	55,187
[5]	Nationwide Building Society	3.622%	4/26/23	22,755	22,943
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	55,705
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	76,358
	NatWest Group plc	1.642%	6/14/27	30,570	30,107
[5]	NatWest Markets plc	0.800%	8/12/24	23,725	23,344
[5]	NBK SPC Ltd.	2.750%	5/30/22	56,875	57,301
[5]	NBK SPC Ltd.	1.625%	9/15/27	67,250	65,576
[5]	New York Life Global Funding	2.900%	1/17/24	58,670	60,811
[5]	New York Life Insurance Co.	5.875%	5/15/33	44,785	59,153
[5]	New York Life Insurance Co.	3.750%	5/15/50	17,810	20,269
[5]	New York Life Insurance Co.	4.450%	5/15/69	14,535	18,617
[5]	Nordea Bank Abp	1.500%	9/30/26	65,000	63,851
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	27,213
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	9,950
[5]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	51,537
	PNC Bank NA	3.300%	10/30/24	14,645	15,475
	PNC Bank NA	2.950%	2/23/25	34,775	36,516
	PNC Bank NA	3.100%	10/25/27	42,485	45,483
	PNC Bank NA	3.250%	1/22/28	60,960	65,439
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	42,503
	PNC Financial Services Group Inc.	2.550%	1/22/30	52,980	54,634
[5]	Principal Life Global Funding II	2.500%	9/16/29	45,000	46,811
	Prudential Financial Inc.	3.000%	3/10/40	8,200	8,463
	Prudential plc	3.125%	4/14/30	21,325	22,758
	Royal Bank of Canada	2.750%	2/1/22	44,630	44,715
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	28,519
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	26,681
[5]	Standard Chartered plc	1.214%	3/23/25	12,545	12,440
	State Street Corp.	2.653%	5/15/23	31,280	31,498
[5]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	100,340	99,400
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	64,674
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	21,990	28,284
[5]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	51,964
[5]	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	39,686
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	40,449
[5]	Temasek Financial I Ltd.	2.375%	8/2/41	46,325	45,296
[5]	Temasek Financial I Ltd.	2.250%	4/6/51	40,775	38,288
[5]	Temasek Financial I Ltd.	2.500%	10/6/70	23,800	22,202
[5]	Toronto-Dominion Bank	2.500%	1/18/23	77,500	77,572
	Truist Bank	3.300%	5/15/26	11,955	12,724
	Truist Financial Corp.	2.200%	3/16/23	60,000	60,970
	Truist Financial Corp.	3.700%	6/5/25	48,000	51,591
	Truist Financial Corp.	1.950%	6/5/30	33,005	32,596
[5]	UBS AG	1.250%	6/1/26	60,465	59,220
[5]	UBS Group AG	2.650%	2/1/22	46,000	46,080
[5]	UBS Group AG	1.494%	8/10/27	40,025	39,054
[5]	UBS Group AG	3.126%	8/13/30	18,240	19,097
[5]	UBS Group AG	2.095%	2/11/32	25,345	24,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	UniCredit SpA	1.982%	6/3/27	37,130	36,139
[5]	UniCredit SpA	3.127%	6/3/32	40,330	39,823
	US Bancorp	3.700%	1/30/24	39,005	41,165
	US Bancorp	2.375%	7/22/26	45,000	46,775
	US Bancorp	2.491%	11/3/36	63,125	62,946
[5]	USAA Capital Corp.	2.125%	5/1/30	3,735	3,732
	Wachovia Corp.	6.605%	10/1/25	15,000	17,484
	Wells Fargo & Co.	3.450%	2/13/23	39,400	40,520
	Wells Fargo & Co.	4.480%	1/16/24	34,444	36,679
	Wells Fargo & Co.	3.750%	1/24/24	30,455	31,998
	Wells Fargo & Co.	3.000%	2/19/25	28,660	29,949
	Wells Fargo & Co.	0.805%	5/19/25	24,935	24,656
	Wells Fargo & Co.	3.550%	9/29/25	27,170	29,011
	Wells Fargo & Co.	3.000%	4/22/26	36,830	38,710
	Wells Fargo & Co.	4.100%	6/3/26	45,700	49,836
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,768
	Wells Fargo & Co.	3.196%	6/17/27	57,145	60,352
	Wells Fargo & Co.	2.879%	10/30/30	28,045	29,157
	Wells Fargo & Co.	2.572%	2/11/31	98,745	100,790
	Wells Fargo & Co.	5.606%	1/15/44	28,551	38,544
	Wells Fargo & Co.	4.650%	11/4/44	20,735	25,123
	Wells Fargo & Co.	4.900%	11/17/45	16,060	20,242
	Wells Fargo & Co.	4.400%	6/14/46	36,200	42,849
	Wells Fargo & Co.	4.750%	12/7/46	38,790	48,248
					11,042,006
Health Care (4.8%)
	AbbVie Inc.	3.450%	3/15/22	23,785	23,812
	AbbVie Inc.	3.800%	3/15/25	12,825	13,681
	AbbVie Inc.	4.050%	11/21/39	19,895	22,806
	AbbVie Inc.	4.850%	6/15/44	14,075	17,644
	AbbVie Inc.	4.450%	5/14/46	35,585	42,998
	AbbVie Inc.	4.250%	11/21/49	22,440	26,941
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	21,364
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	17,676
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	20,029
	Aetna Inc.	2.800%	6/15/23	32,080	32,870
[5]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,838
[5]	Alcon Finance Corp.	2.600%	5/27/30	7,035	7,109
[5]	Alcon Finance Corp.	3.800%	9/23/49	32,825	36,721
	AmerisourceBergen Corp.	0.737%	3/15/23	27,355	27,288
	Amgen Inc.	3.625%	5/22/24	38,185	40,243
	Amgen Inc.	2.300%	2/25/31	67,075	67,368
	Amgen Inc.	3.150%	2/21/40	15,955	16,328
	Amgen Inc.	5.150%	11/15/41	6,373	8,156
	Amgen Inc.	2.770%	9/1/53	8,878	8,320
	Anthem Inc.	3.650%	12/1/27	13,150	14,433
	Anthem Inc.	4.101%	3/1/28	42,145	46,960
	Anthem Inc.	2.550%	3/15/31	38,225	39,099
	Anthem Inc.	4.650%	8/15/44	3,181	3,984
	Ascension Health	2.532%	11/15/29	48,025	50,031
[3]	Ascension Health	4.847%	11/15/53	1,950	2,773
	AstraZeneca plc	3.375%	11/16/25	27,755	29,781
	AstraZeneca plc	4.000%	1/17/29	33,295	37,536
	Banner Health	2.907%	1/1/42	12,150	12,334
[5]	Baxter International Inc.	2.272%	12/1/28	26,960	27,175
[5]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	25,802
[5]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	18,613
[5]	Bayer US Finance LLC	3.375%	10/8/24	26,960	28,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	12,965	12,866
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	19,171
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	11,292
	Boston Scientific Corp.	4.000%	3/1/29	6,515	7,235
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,416	4,510
	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,303	7,499
	Bristol-Myers Squibb Co.	3.400%	7/26/29	29,395	32,152
	Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	19,842
	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,153	9,143
	Bristol-Myers Squibb Co.	4.250%	10/26/49	48,907	60,495
	Bristol-Myers Squibb Co.	2.550%	11/13/50	17,765	16,848
	Children's Hospital Corp.	2.585%	2/1/50	5,670	5,440
	Cigna Corp.	3.250%	4/15/25	30,765	32,415
	Cigna Corp.	4.375%	10/15/28	18,115	20,593
	CommonSpirit Health	2.950%	11/1/22	33,780	34,362
	CommonSpirit Health	4.200%	8/1/23	11,695	12,238
	CommonSpirit Health	2.760%	10/1/24	28,080	29,000
	CommonSpirit Health	3.347%	10/1/29	44,950	47,784
	CommonSpirit Health	2.782%	10/1/30	22,715	23,293
[3]	CommonSpirit Health	4.350%	11/1/42	22,185	25,376
	CommonSpirit Health	4.187%	10/1/49	53,398	62,270
	CommonSpirit Health	3.910%	10/1/50	3,140	3,502
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	10,708
	CVS Health Corp.	2.750%	12/1/22	20,000	20,278
	CVS Health Corp.	4.300%	3/25/28	1,905	2,139
	CVS Health Corp.	4.875%	7/20/35	18,205	22,330
	CVS Health Corp.	4.125%	4/1/40	18,000	20,608
	CVS Health Corp.	5.125%	7/20/45	25,595	33,280
[3,5]	CVS Pass-Through Trust	5.926%	1/10/34	11,572	13,851
	Dignity Health	3.812%	11/1/24	18,560	19,640
[5]	EMD Finance LLC	2.950%	3/19/22	19,640	19,640
	Gilead Sciences Inc.	2.500%	9/1/23	26,390	27,030
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	22,503
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	30,236
	Gilead Sciences Inc.	4.500%	2/1/45	30,892	37,760
	Gilead Sciences Inc.	4.150%	3/1/47	14,640	17,258
	Gilead Sciences Inc.	2.800%	10/1/50	20,185	19,542
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	26,386
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	21,263
	GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	52,039
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	12,909
	Johnson & Johnson	2.450%	3/1/26	78,000	81,309
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	16,193
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	39,607
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	16,780
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	39,846
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	34,501
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	34,157
	Mayo Clinic	4.128%	11/15/52	6,465	8,200
	Medtronic Inc.	3.500%	3/15/25	9,849	10,496
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	15,377
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	20,709
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	9,828
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	7,611
	Merck & Co. Inc.	2.750%	2/10/25	38,000	39,779
	Merck & Co. Inc.	3.400%	3/7/29	58,390	63,664
	Merck & Co. Inc.	4.150%	5/18/43	28,405	34,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mercy Health	4.302%	7/1/28	19,830	22,290
	Novartis Capital Corp.	3.400%	5/6/24	13,425	14,166
	Novartis Capital Corp.	4.400%	5/6/44	21,485	27,533
	OhioHealth Corp.	2.297%	11/15/31	12,575	12,644
	Pfizer Inc.	3.000%	12/15/26	28,400	30,598
	Pfizer Inc.	3.450%	3/15/29	52,500	57,897
	Pfizer Inc.	1.700%	5/28/30	9,100	8,901
	Pfizer Inc.	4.100%	9/15/38	52,715	62,705
	Pfizer Inc.	2.550%	5/28/40	11,300	11,238
	Pfizer Inc.	2.700%	5/28/50	12,495	12,584
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	8,499
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	8,525
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	11,362
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	14,735	15,448
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	26,479
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	14,177
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	32,991
[5]	Roche Holdings Inc.	2.375%	1/28/27	61,570	63,964
	Royalty Pharma plc	3.300%	9/2/40	15,135	15,089
	Royalty Pharma plc	3.550%	9/2/50	48,265	47,926
	Rush Obligated Group	3.922%	11/15/29	12,000	13,416
	SSM Health Care Corp.	3.823%	6/1/27	41,615	45,680
	Sutter Health	2.294%	8/15/30	19,905	19,902
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,825	30,051
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,290	18,417
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,960	8,903
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,320	19,045
	Toledo Hospital	5.750%	11/15/38	17,965	20,915
	UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,350
	UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,319
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	15,201
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	38,223
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	11,191
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	11,549
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	29,741
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	12,872
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	45,206
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	37,575
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	16,090
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	10,167
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	15,534
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	6,251
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	47,214
	UnitedHealth Group Inc.	2.900%	5/15/50	36,364	37,105
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	10,255
	UnitedHealth Group Inc.	3.125%	5/15/60	12,840	13,296
	Wyeth LLC	5.950%	4/1/37	15,000	21,108
					3,267,773
Industrials (2.1%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	17,464
[5]	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	27,706
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	32,023
[5]	BAE Systems plc	3.400%	4/15/30	9,390	10,014
	Boeing Co.	1.433%	2/4/24	34,165	34,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	2.700%	2/1/27	16,380	16,699
	Boeing Co.	3.625%	2/1/31	24,370	26,002
	Boeing Co.	3.950%	8/1/59	19,290	20,049
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	5,032
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	7,231
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	25,445
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	32,515
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	3,879
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	17,606
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	13,502
	Canadian National Railway Co.	2.450%	5/1/50	25,925	24,156
	Canadian Pacific Railway Co.	2.450%	12/2/31	8,515	8,666
	Canadian Pacific Railway Co.	3.100%	12/2/51	20,120	20,578
	Carrier Global Corp.	2.722%	2/15/30	15,103	15,430
	Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	40,381
	Caterpillar Inc.	3.400%	5/15/24	19,475	20,476
	Caterpillar Inc.	5.200%	5/27/41	19,770	27,098
	CSX Corp.	4.300%	3/1/48	16,635	20,259
	CSX Corp.	3.350%	9/15/49	7,745	8,239
	Eaton Corp.	6.500%	6/1/25	10,000	11,472
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	44,816
	John Deere Capital Corp.	2.800%	1/27/23	8,000	8,179
	John Deere Capital Corp.	3.350%	6/12/24	9,000	9,513
	John Deere Capital Corp.	3.450%	3/13/25	43,560	46,500
	Kansas City Southern	4.950%	8/15/45	13,845	17,686
	Lockheed Martin Corp.	2.900%	3/1/25	26,840	28,115
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,505
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	8,205
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	8,593
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	15,633
	Lockheed Martin Corp.	4.090%	9/15/52	4,609	5,704
	Otis Worldwide Corp.	2.565%	2/15/30	8,155	8,270
	Parker-Hannifin Corp.	3.250%	6/14/29	9,065	9,601
	Parker-Hannifin Corp.	4.450%	11/21/44	14,290	17,220
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	16,315
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	23,352
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	57,066
	Raytheon Technologies Corp.	4.125%	11/16/28	32,800	36,705
	Raytheon Technologies Corp.	4.450%	11/16/38	9,050	10,900
	Raytheon Technologies Corp.	4.500%	6/1/42	34,249	42,335
	Raytheon Technologies Corp.	3.750%	11/1/46	5,891	6,578
[5]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	61,445
[5]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	64,841
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	21,840	21,626
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	38,245	38,123
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	51,221
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	32,146
	Teledyne Technologies Inc.	2.250%	4/1/28	40,240	40,391
	Teledyne Technologies Inc.	2.750%	4/1/31	44,340	45,064
	Union Pacific Corp.	3.700%	3/1/29	27,750	30,743
	Union Pacific Corp.	3.250%	2/5/50	14,765	15,857
	Union Pacific Corp.	3.799%	10/1/51	29,538	34,579
	Union Pacific Corp.	3.839%	3/20/60	32,310	37,990
	Union Pacific Corp.	2.973%	9/16/62	7,030	6,944
	Union Pacific Corp.	3.750%	2/5/70	16,165	18,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	5,716	5,718
					1,415,021
Materials (0.1%)
[5]	Air Liquide Finance SA	2.250%	9/27/23	21,000	21,438
[5]	Air Liquide Finance SA	2.500%	9/27/26	16,815	17,425
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	20,848
	International Paper Co.	4.350%	8/15/48	23,159	28,463
					88,174
Real Estate (0.9%)
	American Tower Corp.	5.000%	2/15/24	8,641	9,302
	American Tower Corp.	4.400%	2/15/26	7,300	7,982
	American Tower Corp.	3.800%	8/15/29	32,261	35,125
	Boston Properties LP	3.125%	9/1/23	13,520	13,923
	Boston Properties LP	3.800%	2/1/24	1,780	1,862
	Crown Castle International Corp.	3.650%	9/1/27	10,385	11,181
	Crown Castle International Corp.	3.800%	2/15/28	8,575	9,321
	Crown Castle International Corp.	2.100%	4/1/31	76,475	73,372
	CubeSmart LP	2.250%	12/15/28	11,790	11,828
	Equinix Inc.	3.000%	7/15/50	35,915	34,358
	Healthpeak Properties Inc.	2.125%	12/1/28	29,850	29,918
	Healthpeak Properties Inc.	3.000%	1/15/30	30,600	32,093
	Realty Income Corp.	3.400%	1/15/28	8,845	9,547
	Realty Income Corp.	2.200%	6/15/28	25,855	26,116
	Realty Income Corp.	3.250%	1/15/31	19,405	20,850
	Realty Income Corp.	2.850%	12/15/32	19,565	20,350
[5]	SBA Tower Trust	1.840%	4/15/27	53,140	52,756
[5]	SBA Tower Trust	2.593%	10/15/31	50,750	51,388
[5]	SBA Tower Trust	3.448%	3/15/48	28,730	28,841
[5]	SBA Tower Trust	2.836%	1/15/50	24,160	24,855
[5]	SBA Tower Trust	1.884%	7/15/50	9,320	9,335
[5]	SBA Tower Trust	1.631%	5/15/51	24,900	24,466
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	28,670	32,790
	Simon Property Group LP	3.750%	2/1/24	6,645	6,963
	Simon Property Group LP	3.375%	10/1/24	20,470	21,537
	Simon Property Group LP	2.450%	9/13/29	38,350	38,898
					638,957
Technology (3.5%)
	Apple Inc.	3.000%	2/9/24	22,750	23,702
	Apple Inc.	3.450%	5/6/24	31,140	32,937
	Apple Inc.	2.850%	5/11/24	45,635	47,562
	Apple Inc.	2.750%	1/13/25	21,615	22,598
	Apple Inc.	3.250%	2/23/26	38,220	40,894
	Apple Inc.	2.450%	8/4/26	55,182	57,642
	Apple Inc.	3.350%	2/9/27	56,435	61,333
	Apple Inc.	3.200%	5/11/27	39,750	42,884
	Apple Inc.	2.900%	9/12/27	83,420	88,914
	Apple Inc.	3.850%	5/4/43	15,275	18,045
	Apple Inc.	4.450%	5/6/44	4,035	5,150
	Apple Inc.	3.850%	8/4/46	36,510	43,253
	Apple Inc.	2.650%	5/11/50	26,520	26,050
	Apple Inc.	2.550%	8/20/60	50,285	47,340
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	11,878
	Broadcom Inc.	4.250%	4/15/26	3,395	3,712
	Broadcom Inc.	4.110%	9/15/28	38,911	42,696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.150%	11/15/30	4,670	5,179
[5]	Broadcom Inc.	2.600%	2/15/33	4,300	4,171
[5]	Broadcom Inc.	3.419%	4/15/33	10,360	10,816
[5]	Broadcom Inc.	3.500%	2/15/41	26,355	26,837
[5]	Broadcom Inc.	3.750%	2/15/51	12,880	13,456
	Cisco Systems Inc.	2.500%	9/20/26	15,921	16,756
	Fidelity National Information Services Inc.	1.650%	3/1/28	8,650	8,375
	Fiserv Inc.	3.200%	7/1/26	21,845	23,123
	Global Payments Inc.	2.150%	1/15/27	20,500	20,597
	Global Payments Inc.	2.900%	5/15/30	22,020	22,424
	Intel Corp.	2.875%	5/11/24	29,825	31,044
	Intel Corp.	4.100%	5/19/46	47,755	56,616
	Intel Corp.	3.250%	11/15/49	10,000	10,566
	Intel Corp.	3.050%	8/12/51	60,730	62,288
	Intel Corp.	3.200%	8/12/61	16,360	16,742
	International Business Machines Corp.	3.375%	8/1/23	61,300	63,728
	International Business Machines Corp.	3.625%	2/12/24	22,800	24,027
	International Business Machines Corp.	3.000%	5/15/24	81,400	85,021
	International Business Machines Corp.	7.000%	10/30/25	25,000	30,138
	International Business Machines Corp.	3.300%	5/15/26	148,025	158,440
	International Business Machines Corp.	3.500%	5/15/29	98,025	106,489
	Microsoft Corp.	2.875%	2/6/24	47,230	49,139
	Microsoft Corp.	2.700%	2/12/25	23,890	24,986
	Microsoft Corp.	3.125%	11/3/25	11,865	12,649
	Microsoft Corp.	2.400%	8/8/26	64,501	67,504
	Microsoft Corp.	3.450%	8/8/36	25,692	29,468
	Microsoft Corp.	2.525%	6/1/50	162,183	159,163
	Microsoft Corp.	2.921%	3/17/52	115,380	122,178
	Microsoft Corp.	2.675%	6/1/60	19,051	18,970
	Oracle Corp.	2.500%	5/15/22	38,860	39,013
	Oracle Corp.	2.400%	9/15/23	63,535	64,793
	Oracle Corp.	2.950%	11/15/24	80,105	83,326
	Oracle Corp.	1.650%	3/25/26	51,805	51,374
	Oracle Corp.	3.250%	11/15/27	96,975	102,373
	Oracle Corp.	4.000%	11/15/47	16,360	16,967
	Oracle Corp.	3.950%	3/25/51	16,985	17,674
	Oracle Corp.	3.850%	4/1/60	18,920	18,722
	QUALCOMM Inc.	1.300%	5/20/28	27,611	26,756
	QUALCOMM Inc.	2.150%	5/20/30	44,450	44,823
	QUALCOMM Inc.	1.650%	5/20/32	41,504	39,382
	QUALCOMM Inc.	3.250%	5/20/50	15,990	17,565
					2,420,248
Utilities (5.1%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	5,383
	AEP Texas Inc.	3.450%	1/15/50	16,810	17,195
	Alabama Power Co.	5.200%	6/1/41	3,365	4,293
	Alabama Power Co.	4.100%	1/15/42	5,595	6,289
	Alabama Power Co.	3.750%	3/1/45	20,255	22,427
	Alabama Power Co.	4.300%	7/15/48	27,790	33,681
	Ameren Illinois Co.	2.700%	9/1/22	58,000	58,496
	Ameren Illinois Co.	3.800%	5/15/28	22,365	24,680
	Ameren Illinois Co.	3.700%	12/1/47	5,085	5,809
	American Water Capital Corp.	2.950%	9/1/27	20,245	21,394
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,674
	American Water Capital Corp.	4.200%	9/1/48	29,696	35,682
	American Water Capital Corp.	4.150%	6/1/49	885	1,046
	American Water Capital Corp.	3.450%	5/1/50	4,430	4,756
	Arizona Public Service Co.	3.350%	5/15/50	16,830	17,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas and Electric Co.	2.800%	8/15/22	26,250	26,459
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	21,528
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	9,797
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	43,742
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	1,166
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	13,812
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	39,097
[5]	Boston Gas Co.	3.150%	8/1/27	8,010	8,347
[5]	Boston Gas Co.	3.001%	8/1/29	5,700	5,845
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	71,841
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	8,324
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	10,008
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,992
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	13,756
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	24,652
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	14,491
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	7,159
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	5,680
	Commonwealth Edison Co.	4.000%	3/1/48	17,900	21,072
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	12,474
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	62,875
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	36,396
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,986
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	2,016
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	14,330	14,441
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	31,015
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,720	27,937
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,946
[5]	Dominion Energy Inc.	2.450%	1/15/23	106,490	108,281
	Dominion Energy Inc.	4.900%	8/1/41	13,562	16,734
	Dominion Energy Inc.	4.600%	3/15/49	13,855	17,389
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	6,572
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,847
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	32,507
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	13,020
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	8,353
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	36,068
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,171
	Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	18,948
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,542
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	7,506
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,982
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	19,218
	Duke Energy Corp.	2.650%	9/1/26	17,480	18,143
	Duke Energy Corp.	3.400%	6/15/29	11,420	12,156
	Duke Energy Corp.	3.300%	6/15/41	33,075	33,656
	Duke Energy Corp.	4.800%	12/15/45	37,600	46,303
	Duke Energy Corp.	3.750%	9/1/46	14,740	15,793
	Duke Energy Corp.	3.500%	6/15/51	36,945	38,405
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,303
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	7,206
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	74,096
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	34,396
[5]	East Ohio Gas Co.	2.000%	6/15/30	13,440	13,029
[5]	East Ohio Gas Co.	3.000%	6/15/50	19,575	19,378
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,666
[5]	Electricite de France SA	4.875%	9/21/38	69,690	84,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Electricite de France SA	4.875%	1/22/44	2,910	3,595
[5]	Electricite de France SA	4.950%	10/13/45	12,500	15,708
	Emera US Finance LP	3.550%	6/15/26	32,320	34,379
	Entergy Corp.	2.950%	9/1/26	7,085	7,411
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	10,628
	Evergy Inc.	2.450%	9/15/24	28,130	28,841
	Evergy Kansas Central Inc.	3.250%	9/1/49	3,120	3,247
	Evergy Metro Inc.	2.250%	6/1/30	8,520	8,500
	Evergy Metro Inc.	4.200%	3/15/48	3,282	3,926
	Eversource Energy	2.900%	10/1/24	25,155	26,091
	Eversource Energy	3.150%	1/15/25	6,775	7,076
	Eversource Energy	3.300%	1/15/28	14,490	15,423
	Florida Power & Light Co.	6.200%	6/1/36	12,452	17,406
	Florida Power & Light Co.	5.950%	2/1/38	10,000	13,978
	Florida Power & Light Co.	5.690%	3/1/40	4,994	7,077
	Florida Power & Light Co.	5.250%	2/1/41	29,745	39,504
	Florida Power & Light Co.	4.125%	2/1/42	20,000	23,892
	Florida Power & Light Co.	3.700%	12/1/47	27,690	31,779
	Fortis Inc.	3.055%	10/4/26	44,365	46,297
	Georgia Power Co.	4.750%	9/1/40	34,725	41,021
	Georgia Power Co.	4.300%	3/15/42	28,162	32,238
	Georgia Power Co.	3.700%	1/30/50	9,335	9,972
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	17,328
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	38,423
[5]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,653
[5]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	29,129
[5]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	7,658
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	13,217
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	1,363
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	17,938
	MidAmerican Energy Co.	4.250%	7/15/49	11,000	13,593
	MidAmerican Energy Co.	3.150%	4/15/50	44,720	46,959
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,735
[5]	Monongahela Power Co.	4.100%	4/15/24	11,000	11,582
[5]	Monongahela Power Co.	5.400%	12/15/43	4,320	5,587
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	15,909
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	33,630
	Nevada Power Co.	3.125%	8/1/50	17,655	17,931
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	35,758
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	33,830	33,575
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	13,874
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	20,786
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	41,505	41,400
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	38,979
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	21,279
	NiSource Inc.	5.250%	2/15/43	13,546	17,433
	NiSource Inc.	4.800%	2/15/44	8,500	10,401
[3,5]	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	43,203
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,868
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	2,084
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	21,555
	Oglethorpe Power Corp.	5.050%	10/1/48	5,781	7,288
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	22,144
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	12,489
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,014
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	33,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	15,038
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	4,059
[5]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	13,765	13,402
	PacifiCorp	2.950%	6/1/23	14,835	15,193
	PacifiCorp	3.600%	4/1/24	20,000	20,971
	PacifiCorp	3.350%	7/1/25	15,354	16,204
	PacifiCorp	2.700%	9/15/30	8,500	8,776
	PacifiCorp	5.750%	4/1/37	14,188	18,692
	PacifiCorp	4.125%	1/15/49	2,262	2,612
	PacifiCorp	4.150%	2/15/50	11,330	13,435
	PacifiCorp	3.300%	3/15/51	20,663	21,619
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	3,544
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	16,324
	Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,258
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	11,619
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,926
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,843
	Progress Energy Inc.	3.150%	4/1/22	20,800	20,840
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	23,587
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	6,259
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,798
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	10,618	10,111
	SCE Recovery Funding LLC	1.942%	5/15/38	3,915	3,762
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	3,489
	Sempra Energy	3.800%	2/1/38	20,000	21,999
	Sempra Energy	6.000%	10/15/39	21,184	29,181
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	8,352
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,281
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,444
	Southern California Edison Co.	5.750%	4/1/35	5,000	6,384
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,626
	Southern California Edison Co.	4.500%	9/1/40	5,150	5,862
	Southern California Edison Co.	4.050%	3/15/42	17,788	19,253
	Southern California Edison Co.	3.900%	3/15/43	8,782	9,350
	Southern California Edison Co.	4.650%	10/1/43	16,770	19,722
	Southern California Edison Co.	3.600%	2/1/45	8,160	8,323
	Southern California Edison Co.	4.000%	4/1/47	3,675	4,058
	Southern California Edison Co.	4.125%	3/1/48	32,029	35,996
	Southern California Edison Co.	3.650%	2/1/50	25,325	27,065
	Southern California Gas Co.	2.600%	6/15/26	28,885	30,061
	Southern Co.	2.950%	7/1/23	44,985	46,102
	Southern Co.	4.400%	7/1/46	25,160	29,717
	Southwest Gas Corp.	2.200%	6/15/30	9,465	9,307
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	15,531
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	13,724
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	4,238
[5]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	63,500	63,851
[5]	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	29,070	31,359
	Tampa Electric Co.	2.600%	9/15/22	20,205	20,331
	Union Electric Co.	4.000%	4/1/48	14,942	17,669
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	44,072
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	12,954
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	18,385
	Xcel Energy Inc.	3.350%	12/1/26	33,370	35,572
					3,511,402
Total Corporate Bonds (Cost $26,629,658)					28,316,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (0.9%)
[5]	Government of Bermuda	2.375%	8/20/30	18,120	18,075
[5]	Government of Bermuda	3.375%	8/20/50	7,115	7,118
[5]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,320	31,030
[5]	Kuwait	2.750%	3/20/22	4,315	4,337
	Province of Ontario	2.500%	4/27/26	100,400	105,014
	Province of Quebec	2.500%	4/20/26	134,755	141,205
	Republic of Chile	2.550%	1/27/32	37,535	37,412
	Republic of Chile	2.550%	7/27/33	44,430	43,241
	Republic of Chile	3.500%	4/15/53	22,895	23,685
	Republic of Chile	3.100%	1/22/61	14,340	13,333
	Republic of Colombia	4.000%	2/26/24	29,348	30,289
	Republic of Panama	2.252%	9/29/32	55,795	53,056
[3]	Republic of Panama	3.870%	7/23/60	23,230	23,233
[5]	State of Qatar	3.875%	4/23/23	69,280	72,050
[5]	State of Qatar	3.375%	3/14/24	3,250	3,404
[5]	State of Qatar	4.400%	4/16/50	13,435	16,746
Total Sovereign Bonds (Cost $611,209)					623,228
Taxable Municipal Bonds (3.0%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	4,955
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	14,735	15,181
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	7,463
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	43,380
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	10,334
	California GO	7.500%	4/1/34	5,845	8,945
	California GO	7.350%	11/1/39	45,195	71,330
	California GO	7.600%	11/1/40	2,215	3,818
	California State University College & University Revenue	2.719%	11/1/52	12,175	12,281
	California State University College & University Revenue	2.939%	11/1/52	15,330	15,364
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	4,780	7,196
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	61,935	87,230
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	31,650	44,576
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	3,131
	Commonwealth of Massachusetts GO	2.514%	7/1/41	10,625	10,467
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	10,334
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	7,963
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,148
	Duke University College & University Revenue	5.850%	4/1/37	62,165	88,859
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	5,145	5,530
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	38,475	41,130
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	64,143	97,654
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	2,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	4,675
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	11,260	11,534
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	53,710	54,343
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	12,495	13,184
	Houston TX GO	6.290%	3/1/32	14,360	18,114
	Illinois GO	5.100%	6/1/33	126,805	146,572
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	22,534
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	5,500
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	50,000
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	15,049
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	16,131
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	12,005	17,083
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	28,139
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	20,732
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	17,335
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	23,379
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	12,650	12,785
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	23,569
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	3,891
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	2,255	2,549
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	39,636
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	37,785	51,725
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	12,181
	Municipal Electric Authority of Georgia Electric Power & Light Revenue	4.430%	1/1/22	7,795	7,795
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	46,642
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	21,345	22,664
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	11,865	12,516
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	36,782
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	16,215	16,924
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	9,140	9,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	2.100%	3/15/22	29,345	29,455
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	10,335	10,572
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	25,514
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	19,775
[10]	Oregon School Boards Assn. GO	4.759%	6/30/28	13,576	15,007
[9]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	32,235
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	81,468
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	1,960	2,217
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	16,802
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	70,250
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	14,969
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	14,047
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	11,070
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	12,248
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	20,741
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	24,635	31,384
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	8,990	9,044
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	33,092
	Texas Transportation Commission GO	2.562%	4/1/42	8,625	8,553
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	12,275	14,736
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	17,140	20,487
	University of California College & University Revenue	1.316%	5/15/27	13,645	13,398
	University of California College & University Revenue	1.614%	5/15/30	23,375	22,679
	University of California College & University Revenue	4.601%	5/15/31	19,390	22,574
	University of California College & University Revenue	4.765%	5/15/44	4,740	5,059
	University of California College & University Revenue	3.931%	5/15/45	18,275	21,049
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	16,503
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	24,319
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	15,279
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	29,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	4,254	4,365
[8]	Wisconsin Appropriations Revenue	5.700%	5/1/26	6,875	7,732
	Wisconsin Appropriations Revenue	3.954%	5/1/36	28,325	31,344
Total Taxable Municipal Bonds (Cost $1,806,366)					2,078,904
				Shares
Common Stocks (39.9%)
Communication Services (1.5%)
		Comcast Corp. Class A		13,532,367	681,084
		Verizon Communications Inc.		6,865,487	356,731
					1,037,815
Consumer Discretionary (2.2%)
		Home Depot Inc.		2,324,755	964,797
		McDonald's Corp.		1,372,367	367,890
		Darden Restaurants Inc.		901,736	135,837
					1,468,524
Consumer Staples (6.5%)
		Procter & Gamble Co.		6,096,924	997,335
		Mondelez International Inc. Class A		9,731,325	645,284
		Philip Morris International Inc.		6,192,528	588,290
		PepsiCo Inc.		2,692,440	467,704
		Kimberly-Clark Corp.		2,551,812	364,705
		Archer-Daniels-Midland Co.		5,353,434	361,838
		Unilever plc ADR		5,219,924	280,780
		Coca-Cola Co.		4,250,985	251,701
		Kellogg Co.		3,693,589	237,941
		Nestle SA ADR		825,500	115,875
		Sysco Corp.		1,276,800	100,293
					4,411,746
Energy (2.5%)
		Pioneer Natural Resources Co.		3,318,810	603,625
		ConocoPhillips		7,745,092	559,041
[12]		TC Energy Corp.		6,113,691	284,334
		EOG Resources Inc.		2,234,755	198,513
		Phillips 66		1,248,475	90,465
					1,735,978
Financials (8.4%)
		JPMorgan Chase & Co.		6,819,007	1,079,790
		Bank of America Corp.		19,360,795	861,362
		Morgan Stanley		7,118,576	698,759
		Chubb Ltd.		3,376,936	652,796
		MetLife Inc.		10,418,337	651,042
		BlackRock Inc.		532,578	487,607
		PNC Financial Services Group Inc.		2,338,691	468,954
		Truist Financial Corp.		7,552,249	442,184
		Progressive Corp.		3,962,141	406,714
					5,749,208
Health Care (6.4%)
		Johnson & Johnson		5,737,348	981,488
		Pfizer Inc.		15,279,151	902,234
		Eli Lilly & Co.		2,144,753	592,424
		Merck & Co. Inc.		7,589,805	581,683
		Medtronic plc		4,271,947	441,933
		CVS Health Corp.		4,140,240	427,107

				Shares	Market Value ($000)
		AstraZeneca plc ADR		4,535,091	264,169
		Koninklijke Philips NV GDR		4,591,000	169,178
					4,360,216
Industrials (4.6%)
		General Dynamics Corp.		2,481,609	517,341
		Eaton Corp. plc		2,896,380	500,553
		Raytheon Technologies Corp.		4,686,408	403,312
		Johnson Controls International plc		4,579,387	372,350
		Lockheed Martin Corp.		1,024,003	363,941
		Caterpillar Inc.		1,450,231	299,821
		L3Harris Technologies Inc.		1,335,300	284,739
		Union Pacific Corp.		1,070,368	269,658
		Honeywell International Inc.		773,388	161,259
					3,172,974
Information Technology (3.2%)
		Cisco Systems Inc.		16,326,639	1,034,619
		Texas Instruments Inc.		2,637,609	497,110
		Corning Inc.		8,503,250	316,576
		Analog Devices Inc.		1,779,906	312,854
					2,161,159
Materials (0.7%)
		LyondellBasell Industries NV Class A		4,297,833	396,389
[12]		Rio Tinto plc ADR		1,670,841	111,846
					508,235
Real Estate (0.7%)
		Crown Castle International Corp.		2,159,153	450,701
Utilities (3.2%)
		Exelon Corp.		6,878,668	397,312
		American Electric Power Co. Inc.		4,446,670	395,620
		Dominion Energy Inc.		4,781,709	375,651
		Sempra Energy (XNYS)		2,622,398	346,891
		Duke Energy Corp.		3,042,625	319,172
		Entergy Corp.		1,908,709	215,016
		DTE Energy Co.		1,181,900	141,284
					2,190,946
Total Common Stocks (Cost $16,929,385)					27,247,502
		Coupon
Temporary Cash Investments (1.6%)
Money Market Fund (0.1%)
[13,14]	Vanguard Market Liquidity Fund	0.090%		846,421	84,634
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.3%)
	Bank of America Securities LLC (Dated 12/31/21, Repurchase Value $31,300,000, collateralized by U.S. Treasury Note/Bond 0.750%, 5/31/26, with a value of $31,926,000)	0.050%	1/3/22	31,300	31,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Deutsche Bank Securities, Inc. (Dated 12/31/21, Repurchase Value $23,200,000, collateralized by U.S. Treasury Bill 0.000%, 1/25/22, with a value of $23,664,000)	0.040%	1/3/22	23,200	23,200
HSBC Bank USA (Dated 12/31/21, Repurchase Value $9,800,000, collateralized by Fannie Mae 3.000%–4.500%, 3/1/31–12/1/51, and Freddie Mac 2.500%, 6/1/50, with a value of $9,996,000)	0.050%	1/3/22	9,800	9,800
HSBC Bank USA (Dated 12/31/21, Repurchase Value $16,800,000, collateralized by U.S. Treasury Note/Bond 4.375%, 11/15/39, with a value of $17,136,000)	0.045%	1/3/22	16,800	16,800
JP Morgan Securities LLC (Dated 12/31/21, Repurchase Value $27,800,000, collateralized by U.S. Treasury Bill 0.000%, 2/3/22–12/29/22, and U.S. Treasury Note/Bond 0.125%–6.000%, 2/28/22–2/15/26, with a value of $28,356,000)	0.050%	1/3/22	27,800	27,800
Natixis SA (Dated 12/31/21, Repurchase Value $5,400,000, collateralized by U.S. Treasury Note/Bond 0.125%–4.750, 7/31/22–2/15/37, with a value of $5,508,000)	0.050%	1/3/22	5,400	5,400
Nomura International plc (Dated 12/31/21, Repurchase Value $50,500,000, collateralized by U.S. Treasury Note/Bond 1.750%–3.125%, 6/30/24–5/15/51, with a value of $51,510,000)	0.050%	1/3/22	50,500	50,500
RBC Capital Markets LLC (Dated 12/31/21, Repurchase Value $400,000, collateralized by Fannie Mae 3.000%, 12/1/50, and Freddie Mac 2.000%–4.000%, 8/1/30–12/1/51, with a value of $408,000)	0.050%	1/3/22	400	400
RBS Securities Inc. (Dated 12/31/21, Repurchase Value $32,100,000, collateralized by U.S. Treasury Note/Bond 1.875%–2.875%, 5/15/43–2/15/51, with a value of $32,742,000)	0.050%	1/3/22	32,100	32,100
				197,300
U.S. Government and Agency Obligations (1.2%)
United States Treasury Bill	0.000%	1/6/22–12/1/22	363,000	362,532
United States Treasury Bill	0.041%	1/11/22	300,000	299,998
United States Treasury Bill	0.042%	1/25/22	30,000	29,999

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	0.160%	11/3/22	112,000	111,740
				804,269
Total Temporary Cash Investments (Cost $1,086,391)				1,086,203
Total Investments (99.7%) (Cost $55,975,967)				68,177,015
Other Assets and Liabilities—Net (0.3%)				189,336
Net Assets (100%)				68,366,351
Cost is in $000.
1	Securities with a value of $15,025,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $269,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $9,476,419,000, representing 13.9% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security value determined using significant unobservable inputs.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $80,761,000.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14	Collateral of $84,732,000 was received for securities on loan, of which $84,634,000 is held in Vanguard Market Liquidity Fund and $98,000 is held in cash.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2022	964	125,772	(270)
2-Year U.S. Treasury Note	March 2022	3,766	821,635	(419)
5-Year U.S. Treasury Note	March 2022	1,576	190,659	283
Ultra 10-Year U.S. Treasury Note	March 2022	4,121	603,469	3,034
				2,628
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
F. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,891,529	—	6,891,529
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,916,957	16,365	1,933,322
Corporate Bonds	—	28,316,327	—	28,316,327
Sovereign Bonds	—	623,228	—	623,228
Taxable Municipal Bonds	—	2,078,904	—	2,078,904
Common Stocks	27,247,502	—	—	27,247,502
Temporary Cash Investments	84,634	1,001,569	—	1,086,203
Total	27,332,136	40,828,514	16,365	68,177,015
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,317	—	—	3,317
Liabilities
Futures Contracts[1]	689	—	—	689
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.